GENERAL	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1: GENERAL

Perion Network Ltd. ("Perion") and its wholly-owned subsidiaries (collectively referred to as the "Company"), is a global multi-channel advertising technology company that connects advertisers with consumers through technology across all major channels of digital advertising – including search advertising, social media, display, video, Digital out of Home (DOOH), digital audio and Connected TV (CTV) advertising.